SCHEDULE OF OTHER NON-CURRENT ASSETS (Details) - JPY (¥) ¥ in Thousands		Mar. 31, 2025	Mar. 31, 2024
Investments, All Other Investments [Abstract]
Long-term investments ()	[1]	¥ 270,000
Investment securities		39,084	39,084
Investments in capital		26,400	20,850
Insurance funds		16,850	9,282
Others		11,274	4,636
Total		¥ 363,608	¥ 73,852

[1]	The